Average Annual Total Returns - FidelityBalancedFund-RetailPRO - FidelityBalancedFund-RetailPRO - Fidelity Balanced Fund	Oct. 29, 2022
Fidelity Balanced Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.28%
Past 5 years	15.03%
Past 10 years	12.51%
Fidelity Balanced Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.06%
Past 5 years	12.66%
Past 10 years	10.47%
Fidelity Balanced Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.94%
Past 5 years	11.29%
Past 10 years	9.58%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0408
Average Annual Return:
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%